Other financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Other Financial Instruments
Schedule of derivative financial instruments

	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy futures contracts at FVTPL (i)	2023
Current assets	7,801	-	-	7,801
Non-current assets	92	-	-	92
Current liabilities	(10,343)	(2,091)	(6,643)	(19,077)
Non-current liabilities	(150)	(17,474)	(9,421)	(27,045)
Other financial instruments, net	(2,600)	(19,565)	(16,064)	(38,229)

Schedule of fair value by strategy

			2023	2022
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	209,951	(3,175)	209,319	(2,357)
			(3,175)		(2,357)
Sales of zinc at a fixed price
Zinc forward	ton	7,233	1,026	8,297	74
			1,026		74
Interest rate risk
IPCA vs. CDI	BRL	100,000	(451)	226,880	(292)
			(451)		(292)

			(2,600)		(2,575)

Schedule of changes in fair value

Strategy	Inventory	Cost of sales	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	-	14,988	2,676	(1,385)	-	732	17,829
Sales of zinc at a fixed price	-	-	(3,159)	-	-	-	(4,111)
Interest rate risk – IPCA vs. CDI	-	-	-	-	(606)	-	(447)
2023	-	14,988	(483)	(1,385)	(606)	732	13,271

2022	1,014	19,394	(5,727)	1,363	(83)	(1,329)	8,648

Schedule of energy forward contracts

			Notional	Notional
	2023	2022	2023	2022
Balance at the beginning of the year	-	-	-	-
Changes in fair value	(15,663)	-	-	-
Foreign exchanges effects	(401)	-	-	-
Energy forward contracts (Megawatts)	-	-	688,877	-
Balance at the end of the year	(16,064)	-	688,877	-

Schedule of changes in fair value offtake agreement

	2023	2022	Notional 2023	Notional 2022
Balance at the beginning of the year	(21,833)	(46,100)	30,810	30,810
Changes in fair value	2,268	24,267	-	-
Deliveries of copper concentrates (i)	-	-	(3,248)	-
Balance at the end of the year	(19,565)	(21,833)	27,562	30,810

(i) On January 25, 2022, the Company signed an offtake agreement with an Offtaker to sell 100% of the copper concentrate produced by Aripuanã for a 5-year period, up to a specified volume, at the lower of current market prices or a price cap. In June 2023, the Company began with the deliveries of copper concentrates in relation to the offtake agreement mentioned above. In 2023, when the sales occurred the copper price was lower than the price cap, and therefore, there was no fair value impact on revenues for these deliveries.